Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2017
ClearBridge Variable Aggressive Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund’s shares are offered to you or in the information provided by your plan.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests primarily in common stocks of companies the portfolio managers believe are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies offering prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small to medium capitalization companies, a significant portion of the fund’s assets may be invested in the securities of such companies. The fund may invest up to 25% of its net assets (at the time of investment) in equity securities of foreign issuers.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

Market events risk. In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

Market sector risk. The fund may be significantly overweight or underweight in certain companies, industries or market sectors, which may cause the fund’s performance to be more sensitive to developments affecting those companies, industries or market sectors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the fund’s value may not rise as much as the value of funds that invest in companies with smaller market capitalizations.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Growth investing risk. The fund’s growth-oriented investment style may increase the risks of investing in the fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on value stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements, is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, the subadvisers and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

		These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of each class of the fund and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at www.leggmason.com/variablefunds (select fund and share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

		Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of each class of the fund and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.leggmason.com/variablefunds (select fund and share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (06/30/2009): 17.58 Worst Quarter (12/31/2008): (22.36)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) (for periods ended December 31, 2016)
ClearBridge Variable Aggressive Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther		[1]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%	[2]
1 year	rr_ExpenseExampleYear01	$ 82
3 years	rr_ExpenseExampleYear03	256
5 years	rr_ExpenseExampleYear05	444
10 years	rr_ExpenseExampleYear10	990
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	256
5 years	rr_ExpenseExampleNoRedemptionYear05	444
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 990
2007	rr_AnnualReturn2007	1.51%
2008	rr_AnnualReturn2008	(40.40%)
2009	rr_AnnualReturn2009	34.57%
2010	rr_AnnualReturn2010	25.01%
2011	rr_AnnualReturn2011	2.47%
2012	rr_AnnualReturn2012	18.72%
2013	rr_AnnualReturn2013	47.78%
2014	rr_AnnualReturn2014	20.39%
2015	rr_AnnualReturn2015	(1.73%)
2016	rr_AnnualReturn2016	1.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.36%)
1 year	rr_AverageAnnualReturnYear01	1.20%
5 years	rr_AverageAnnualReturnYear05	16.00%
10 years	rr_AverageAnnualReturnYear10	8.16%
ClearBridge Variable Aggressive Growth Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther		[1]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%	[2]
1 year	rr_ExpenseExampleYear01	$ 107
3 years	rr_ExpenseExampleYear03	334
5 years	rr_ExpenseExampleYear05	579
10 years	rr_ExpenseExampleYear10	1,282
1 year	rr_ExpenseExampleNoRedemptionYear01	107
3 years	rr_ExpenseExampleNoRedemptionYear03	334
5 years	rr_ExpenseExampleNoRedemptionYear05	579
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,282
1 year	rr_AverageAnnualReturnYear01	0.94%
5 years	rr_AverageAnnualReturnYear05	15.72%
10 years	rr_AverageAnnualReturnYear10		[1]
Since inception	rr_AverageAnnualReturnSinceInception	7.63%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb. 02, 2007
ClearBridge Variable Aggressive Growth Portfolio | Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.39%	[3]
5 years	rr_AverageAnnualReturnYear05	14.44%	[3]
10 years	rr_AverageAnnualReturnYear10	8.28%	[3]

[1]	N/A
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[3]	For Class II shares, for the period from the class’ inception date to December 31, 2016, the average annual total return of the Russell 300 Growth Index was 8.02%.